SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of RSU's) (Details) (USD $) - RSU's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The intrinsic value of converted RSU's	$ 15,840	$ 12,996	$ 1,177
The original fair value of converted RSU's	$ 10,761	$ 8,138	$ 994